Expense Example - PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF - PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	1 Year	3 Years	5 Years	10 Years
USD ($)	52	166	290	652